Prepaid Financing Costs	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Prepaid Financing Costs [Abstract]
PREPAID FINANCING COSTS
NOTE 5	PREPAID FINANCING COSTS

The Company pays financing costs to consultants and service providers related to certain financing transactions. The financing costs are then amortized over the respective life of the financing agreements. As such, the Company has prepaid $1,080,924 and $1,287,109 in financing costs at September 30, 2016 and June 30, 2016, respectively. Prepaid financing costs are presented with the net convertible debt as appropriate.

The aggregate amortization of prepaid financing cost charged to operations was $206,185 and $58,079 for three months period ended September 30, 2016 and 2015, respectively.

NOTE 5	PREPAID FINANCING COSTS

The Company pays financing costs to consultants and service providers related to certain financing transactions. The financing costs are then amortized over the respective life of the financing agreements. As such, the Company has prepaid $1,287,109 and $457,886 in financing costs at June 30 2016 and 2015, respectively. Prepaid financing costs are presented with the net convertible debt as appropriate.

The aggregate amortization of prepaid financing cost charged to operations was $514,207 and $-0- for years ended June 30, 2016 and 2015, respectively.